Gold loan payable and gold in trust (Details 1)	12 Months Ended
	Dec. 31, 2023 CAD ($) oz	Dec. 31, 2022 CAD ($) oz	Dec. 31, 2021 CAD ($) oz
IfrsStatementLineItems [Line Items]
Gold in trust, amount	$ 974,397
Change in fair value through profit & loss, amount	132,895	$ (6,518)	$ (35,775)
Gold in trust, amount	$ 1,082,801	$ 974,397
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Gold in trust, beginning balance, ounces | oz	397	397
Gold in trust, amount	$ 974,397	$ 915,995
Sale of gold in trust, ounces | oz
Sale of gold in trust, amount
Gain on sale, amount
Change in fair value through profit & loss, amount	132,895	(6,518)
Foreign exchange difference, amount	$ (24,491)	$ 64,920
Gold in trust, ending balance, ounces | oz	397	397	397
Gold in trust, amount	$ 1,082,801	$ 974,397	$ 915,995